Penn Series Funds, Inc.
Schedule of Investments — September 30, 2021 (Unaudited)
Flexibly Managed Fund
	Par (000)	Value†
ASSET BACKED SECURITIES — 0.3%
Domino's Pizza Master Issuer LLC,
Series 2017-1A A23, 144A, 4.118%, 07/25/47@	$4,840	$5,193,928
Series 2018-1A A2I, 144A, 4.116%, 07/25/48@	4,546	4,707,195
Series 2019-1A A2, 144A, 3.668%, 10/25/49@	2,182	2,342,816
United Airlines Pass Through Trust, Series 2012-1, Class A, 4.150%, 10/11/25	1,340	1,414,639
TOTAL ASSET BACKED SECURITIES (Cost $12,864,241)		13,658,578
	Number of Shares
COMMON STOCKS — 70.8%
Aerospace & Defense — 0.6%
Lockheed Martin Corp.	28,800	9,938,880
Northrop Grumman Corp.	33,100	11,920,965
Teledyne Technologies, Inc.*	25,732	11,053,953
		32,913,798
Banks — 6.3%
Bank of America Corp.	2,798,570	118,799,296
The PNC Financial Services Group, Inc.	1,094,592	214,145,979
		332,945,275
Beverages — 1.9%
Keurig Dr Pepper, Inc.	2,059,430	70,350,129
PepsiCo, Inc.	87,400	13,145,834
The Coca-Cola Co.	294,100	15,431,427
		98,927,390
Commercial Services — 1.3%
FleetCor Technologies, Inc.*	192,616	50,324,782
Global Payments, Inc.	107,125	16,880,758
		67,205,540
Diversified Financial Services — 3.1%
CME Group, Inc.	41,400	8,005,932
Intercontinental Exchange, Inc.	562,224	64,554,560
Visa, Inc., Class A	405,003	90,214,418
		162,774,910
Electric — 6.2%
Ameren Corp.	1,056,445	85,572,045
American Electric Power Co., Inc.	516,040	41,892,127
CMS Energy Corp.	766,838	45,803,234
Duke Energy Corp.	1,431	139,651
Exelon Corp.	1,488,254	71,942,199
Public Service Enterprise Group, Inc.	1,338,168	81,494,431
		326,843,687
Electronics — 0.8%
TE Connectivity Ltd.	301,572	41,381,710
	Number of Shares	Value†

Environmental Control — 1.1%
Waste Connections, Inc.	408,075	$51,388,885
Waste Management, Inc.	42,300	6,317,928
		57,706,813
Food — 0.1%
Mondelez International, Inc., Class A	85,500	4,974,390
Gas — 0.8%
NiSource, Inc.	1,655,850	40,121,245
Healthcare Products — 7.2%
Danaher Corp.	390,884	119,000,725
Hologic, Inc.*	281,684	20,791,096
Medtronic PLC	41,800	5,239,630
PerkinElmer, Inc.	412,102	71,413,156
Thermo Fisher Scientific, Inc.	287,465	164,237,378
		380,681,985
Healthcare Services — 5.4%
Humana, Inc.	330,280	128,528,462
UnitedHealth Group, Inc.	402,229	157,166,959
		285,695,421
Insurance — 2.7%
Marsh & McLennan Cos., Inc.	941,947	142,639,034
Internet — 11.6%
Alphabet, Inc., Class A*	40,180	107,422,033
Alphabet, Inc., Class C*	62,209	165,806,270
Amazon.com, Inc.*	88,854	291,888,944
Facebook, Inc., Class A*	136,169	46,214,397
		611,331,644
Lodging — 1.5%
Hilton Worldwide Holdings, Inc.*	310,364	41,002,188
Marriott International, Inc., Class A*	270,761	40,096,997
		81,099,185
Machinery — Diversified — 0.7%
Ingersoll Rand, Inc.*	696,645	35,117,874
Miscellaneous Manufacturing — 4.5%
General Electric Co.	2,310,091	238,008,676
Pharmaceuticals — 1.0%
Becton Dickinson and Co.	210,068	51,638,916
Retail — 3.6%
McDonald's Corp.	77,408	18,663,843
Ross Stores, Inc.	20,200	2,198,770
Yum! Brands, Inc.	1,370,736	167,654,720
		188,517,333
Semiconductors — 0.2%
NXP Semiconductors N.V.	51,600	10,106,892
Software — 9.9%
Fiserv, Inc.*	345,712	37,509,752
Microsoft Corp.	1,324,786	373,483,669
Roper Technologies, Inc.	48,572	21,669,426

Penn Series Funds, Inc.
Schedule of Investments — September 30, 2021 (Unaudited)
Flexibly Managed Fund
	Number of Shares	Value†
COMMON STOCKS — (continued)
Software — (continued)
salesforce.com, Inc.*	317,834	$86,202,938
		518,865,785
Telecommunications — 0.3%
Cisco Systems, Inc.	322,200	17,537,346
TOTAL COMMON STOCKS (Cost $2,897,116,557)		3,727,034,849

REAL ESTATE INVESTMENT TRUSTS — 0.2%
Diversified — 0.2%
American Tower Corp. (Cost $5,925,963)	27,495	7,297,448

PREFERRED STOCKS — 1.6%
Auto Manufacturers — 0.4%
Waymo LLC, Series A-2, CONV(1),*,#	245,568	22,523,988
Diversified Financial Services — 0.0%
The Charles Schwab Corp., Series D	12,000	304,920
Electric — 0.8%
Alabama Power Co., Series A	19,852	518,336
American Electric Power Co., Inc., CONV	132,344	6,308,838
CMS Energy Corp., 2078	369,006	9,896,741
CMS Energy Corp., 2079	503,971	13,612,257
DTE Energy Co., Series E	73,122	1,888,741
Duke Energy Corp.	17,955	480,835
SCE Trust IV, Series J (3 M ICE LIBOR + 3.132%)	289,391	7,176,897
		39,882,645
Gas — 0.3%
NiSource, Inc., CONV	83,587	8,647,075
NiSource, Inc., Series B (UST Yield Curve CMT 5 Yr + 3.632%)	256,964	7,051,092
		15,698,167
Internet — 0.1%
Aurora Innovation, Inc., Series B, CONV*,#	354,540	6,869,360
TOTAL PREFERRED STOCKS (Cost $77,867,029)		85,279,080
	Par (000)
CORPORATE BONDS — 8.0%
Airlines — 0.4%
Delta Air Lines, Inc./SkyMiles IP Ltd.
144A, 4.500%, 10/20/25@	$7,490	8,013,967
144A, 4.750%, 10/20/28@	4,165	4,643,593
	Par (000)	Value†

Airlines — (continued)
Mileage Plus Holdings LLC/Mileage Plus Intellectual Property Assets Ltd., 144A 6.500%, 06/20/27@	$4,500	$4,892,164
U.S. Airways Pass Through Trust,
Series 2013-1 Class B, 5.375%, 05/15/23	3	3,243
Series 2010-1 Class A, 6.250%, 10/22/24	875	903,377
Series 2012-2 Class A, 4.625%, 12/03/26	147	146,800
Series 2013-1 Class B, 3.950%, 05/15/27	3	2,776
		18,605,920
Auto Parts & Equipment — 0.1%
Clarios Global LP, 144A 6.750%, 05/15/25@	1,144	1,206,920
Clarios Global LP/Clarios US Finance Co.
144A, 6.250%, 05/15/26@	2,119	2,226,373
144A, 8.500%, 05/15/27@	1,700	1,808,375
		5,241,668
Banks — 0.1%
State Street Corp., Series F (3 M ICE LIBOR + 3.597%) 3.713%µ,•	1,454	1,460,979
The Bank of New York Mellon Corp., Series E (3 M ICE LIBOR + 3.420%) 3.542%µ,•	5,000	5,025,398
		6,486,377
Building Materials — 0.0%
Lennox International, Inc. 3.000%, 11/15/23	760	794,152
Commercial Services — 0.0%
Korn Ferry, 144A 4.625%, 12/15/27@	1,405	1,457,688
Entertainment — 1.5%
Cedar Fair LP 5.250%, 07/15/29	8,321	8,537,263
Cedar Fair LP/Canada's Wonderland Co./Magnum Management Corp.
5.375%, 06/01/24	12,671	12,793,909
144A, 5.500%, 05/01/25@	2,080	2,160,600
5.375%, 04/15/27	7,825	8,040,187
6.500%, 10/01/28	6,445	6,914,583
Six Flags Entertainment Corp.
144A, 4.875%, 07/31/24@	18,308	18,479,637
144A, 5.500%, 04/15/27@	12,914	13,333,705
Six Flags Theme Parks, Inc., 144A 7.000%, 07/01/25@	6,684	7,118,460
		77,378,344

Penn Series Funds, Inc.
Schedule of Investments — September 30, 2021 (Unaudited)
Flexibly Managed Fund
	Par (000)	Value†
CORPORATE BONDS — (continued)
Gas — 0.1%
NiSource, Inc. (UST Yield Curve CMT 5 Yr + 2.843%) 5.650%µ,•	$5,825	$6,145,375
Healthcare Products — 0.2%
Avantor Funding, Inc., 144A 4.625%, 07/15/28@	4,495	4,731,212
Teleflex, Inc. 4.625%, 11/15/27	2,880	3,002,400
		7,733,612
Healthcare Services — 0.2%
Hadrian Merger Sub, Inc., 144A 8.500%, 05/01/26@	5,226	5,415,443
Surgery Center Holdings, Inc., 144A 10.000%, 04/15/27@	2,550	2,754,000
Tenet Healthcare Corp., 144A 4.625%, 09/01/24@	1,700	1,738,250
		9,907,693
Insurance — 0.8%
Acrisure LLC/Acrisure Finance, Inc., 144A 7.000%, 11/15/25@	8,275	8,426,372
Alliant Holdings Intermediate LLC/Alliant Holdings Co-Issuer, 144A 6.750%, 10/15/27@	1,025	1,060,875
AmWINS Group, Inc., 144A 4.875%, 06/30/29@	910	923,650
HUB International Ltd., 144A 7.000%, 05/01/26@	22,727	23,494,036
USI, Inc., 144A 6.875%, 05/01/25@	9,529	9,697,854
		43,602,787
Internet — 1.9%
Netflix, Inc.
5.500%, 02/15/22	1,100	1,117,820
5.875%, 02/15/25	6,510	7,409,194
4.375%, 11/15/26	15,365	17,170,388
4.875%, 04/15/28	18,975	21,868,687
5.875%, 11/15/28	25,660	31,411,946
6.375%, 05/15/29	13,850	17,572,187
144A, 4.875%, 06/15/30@	390	459,225
Photo Holdings Merger Sub, Inc., 144A 8.500%, 10/01/26@	3,235	3,497,844
		100,507,291
Leisure Time — 0.1%
Life Time, Inc., 144A 5.750%, 01/15/26@	4,539	4,722,830
	Par (000)	Value†

Lodging — 0.0%
Hilton Domestic Operating Co., Inc., 144A 5.375%, 05/01/25@	$389	$406,505
Marriott International, Inc. 3.125%, 06/15/26	1,290	1,379,258
		1,785,763
Machinery — Diversified — 0.1%
TK Elevator US Newco, Inc., 144A 5.250%, 07/15/27@	725	761,685
Welbilt, Inc. 9.500%, 02/15/24	3,543	3,641,495
Xylem, Inc. 4.875%, 10/01/21	415	415,000
		4,818,180
Media — 0.9%
CCO Holdings LLC/CCO Holdings Capital Corp.
144A, 4.000%, 03/01/23@	5,250	5,274,570
144A, 5.125%, 05/01/27@	17,100	17,806,401
144A, 5.000%, 02/01/28@	22,611	23,571,967
Sirius XM Radio, Inc., 144A 5.000%, 08/01/27@	1,695	1,771,275
		48,424,213
Miscellaneous Manufacturing — 0.4%
General Electric Co., Series D (3 M ICE LIBOR + 3.330%) 3.446%µ	18,842	18,458,188
Real Estate Investment Trusts — 0.1%
SBA Communications Corp.
4.875%, 09/01/24	5,210	5,300,602
3.875%, 02/15/27	2,085	2,160,581
		7,461,183
Retail — 0.8%
KFC Holding Co./Pizza Hut Holdings LLC/Taco Bell of America LLC, 144A 4.750%, 06/01/27@	19,335	20,185,933
Yum! Brands, Inc.
3.875%, 11/01/23	4,905	5,131,856
144A, 7.750%, 04/01/25@	1,035	1,107,471
144A, 4.750%, 01/15/30@	1,300	1,408,966
6.875%, 11/15/37	3,540	4,566,600
5.350%, 11/01/43	8,185	9,003,500
		41,404,326
Semiconductors — 0.1%
Sensata Technologies BV
144A, 4.875%, 10/15/23@	2,595	2,760,431
144A, 5.625%, 11/01/24@	880	973,975
144A, 5.000%, 10/01/25@	3,150	3,468,938
		7,203,344

Penn Series Funds, Inc.
Schedule of Investments — September 30, 2021 (Unaudited)
Flexibly Managed Fund
	Par (000)	Value†
CORPORATE BONDS — (continued)
Software — 0.1%
Clarivate Science Holdings Corp.
144A, 3.875%, 07/01/28@	$2,585	$2,585,000
144A, 4.875%, 07/01/29@	795	797,186
		3,382,186
Telecommunications — 0.1%
Altice France Holding S.A., 144A 10.500%, 05/15/27@	4,865	5,302,850
TOTAL CORPORATE BONDS (Cost $388,828,957)		420,823,970

LOAN AGREEMENTS‡ — 10.2%
Airlines — 0.7%
Delta Air Lines, Inc. (3 M ICE LIBOR + 3.750%) 4.750%, 10/20/27•	10,040	10,671,918
Mileage Plus Holdings LLC (3 M ICE LIBOR + 5.250%) 6.250%, 06/21/27•	24,765	26,297,458
		36,969,376
Chemicals — 0.0%
HB Fuller Co. (1 M ICE LIBOR + 2.000%) 2.087%, 10/20/24•	1,183	1,183,607
Commercial Services — 0.2%
CoreLogic, Inc.
(1 M ICE LIBOR + 3.500%), 4.000%, 06/02/28•	8,860	8,848,925
(1 M ICE LIBOR + 6.500%), 7.000%, 06/04/29(1),•	665	678,300
		9,527,225
Cosmetics & Personal Care — 0.3%
Sunshine Luxembourg VII Sarl (3 M ICE LIBOR + 3.750%) 4.500%, 10/01/26•	13,838	13,872,572
Entertainment — 0.5%
Alpha TopCo., Ltd. - Delta 2 (Lux) Sarl (1 M ICE LIBOR + 2.500%) 3.500%, 02/01/24•	22,740	22,654,725
SeaWorld Parks & Entertainment, Inc.
(1 M ICE LIBOR + 3.000%), 3.500%, 08/25/28•	2,994	2,980,964
(1 M ICE LIBOR + 3.000%), 3.500%, 08/25/28•	1,795	1,787,156
		27,422,845
Environmental Control — 0.2%
Filtration Group Corp.
0.000%, 03/29/25×	5,607	6,479,220
(1 M ICE LIBOR + 3.750%), 4.500%, 03/29/25•	1,057	1,058,598
	Par (000)	Value†

Environmental Control — (continued)
(3 M EURIBOR + 3.000%), 3.085%, 03/31/25•	$3,074	$3,056,593
		10,594,411
Healthcare Products — 0.4%
Avantor Funding, Inc. (1 M ICE LIBOR + 2.000%) 2.500%, 11/21/24•	950	948,337
CPI Holdco LLC (1 M ICE LIBOR + 3.750%) 3.834%, 11/04/26•	2,299	2,297,485
Mozart Debt Merger Sub, Inc. 0.000%, 09/30/28×	17,805	17,715,975
		20,961,797
Healthcare Services — 0.9%
ADMI Corp.
(1 M ICE LIBOR + 3.500%), 4.000%, 12/23/27•	6,690	6,681,637
(3 M ICE LIBOR + 3.125%), 3.625%, 12/23/27•	6,015	5,962,146
Heartland Dental LLC
(1 M ICE LIBOR + 3.500%), 3.584%, 04/30/25•	18,100	17,935,097
(1 M ICE LIBOR + 4.000%), 4.085%, 04/30/25•	1,770	1,765,251
Loire US Holdco 1, Inc. (1 M ICE LIBOR + 3.250%) 3.334%, 04/21/27•	12,310	12,048,378
Pacific Dental Services, Inc. (1 M ICE LIBOR + 3.500%) 4.250%, 05/05/28•	1,556	1,559,337
		45,951,846
Insurance — 3.7%
Acrisure LLC (3 M ICE LIBOR + 3.750%) 4.250%, 02/13/27•	2,680	2,667,726
Alliant Holdings Intermediate LLC
0.000%, 05/09/25×	9,662	9,588,963
(1 M ICE LIBOR + 3.250%), 3.334%, 05/09/25•	5,245	5,202,478
(1 M ICE LIBOR + 3.750%), 4.250%, 11/05/27•	9,522	9,524,113
HIG Finance 2 Limited 0.000%, 11/12/27×	4,992	4,985,958
HUB International Ltd.
(3 M ICE LIBOR + 2.750%), 2.875%, 04/25/25•	77,815	77,029,421
(3 M ICE LIBOR + 3.250%), 4.000%, 04/25/25•	29,674	29,674,089
Hyperion Refinance Sarl 0.000%, 11/12/27×	5,705	5,694,332
Ryan Specialty Group LLC (1 M ICE LIBOR + 3.000%) 3.750%, 09/01/27•	3,221	3,217,538

Penn Series Funds, Inc.
Schedule of Investments — September 30, 2021 (Unaudited)
Flexibly Managed Fund
	Par (000)	Value†
LOAN AGREEMENTS‡ — (continued)
Insurance — (continued)
USI, Inc.
(3 M ICE LIBOR + 3.000%), 3.132%, 05/16/24•	$28,484	$28,275,776
(3 M ICE LIBOR + 3.250%), 3.382%, 12/02/26•	16,476	16,357,599
		192,217,993
Leisure Time — 0.1%
Life Time, Inc. (3 M ICE LIBOR + 4.750%) 5.750%, 12/16/24•	6,541	6,586,500
Lodging — 0.1%
Four Seasons Hotels Ltd. (1 M ICE LIBOR + 2.000%) 2.087%, 11/30/23•	3,036	3,024,164
Machinery — Diversified — 0.3%
Vertical Midco (6 M ICE LIBOR + 3.500%) 4.000%, 07/30/27•	16,385	16,407,895
Welbilt, Inc. (1 M ICE LIBOR + 2.500%) 2.584%, 10/23/25•	1,970	1,963,440
		18,371,335
Pharmaceuticals — 0.3%
NVA Holdings, Inc. (1 M ICE LIBOR + 1.750%) 1.875%, 02/20/30(1),•	9,100	9,009,000
Pearl Intermediate Parent LLC (1 M ICE LIBOR + 2.750%) 2.834%, 02/14/25•	1,068	1,056,722
PetVet Care Centers LLC
(1 M ICE LIBOR + 3.250%), 3.334%, 02/14/25•	3,422	3,404,502
(1 M ICE LIBOR + 3.500%), 4.250%, 02/14/25•	3,751	3,749,808
		17,220,032
Retail — 0.3%
IRB Holding Corp.
(3 M ICE LIBOR + 2.750%), 2.750%, 02/05/25•	5,211	5,201,974
(3 M ICE LIBOR + 3.250%), 4.250%, 12/15/27•	7,255	7,263,769
Woof Holdings, Inc. (3 M ICE LIBOR + 3.750%) 4.500%, 12/21/27•	1,975	1,976,319
		14,442,062
Software — 2.2%
Applied Systems, Inc.
(3 M ICE LIBOR + 3.250%), 3.750%, 09/19/24•	10,192	10,187,943
(3 M ICE LIBOR + 5.500%), 6.250%, 09/19/25•	1,085	1,097,987
	Par (000)	Value†

Software — (continued)
Ascend Learning LLC (1 M ICE LIBOR + 3.000%) 4.000%, 07/12/24•	$911	$910,323
Azalea TopCo, Inc.
(3 M ICE LIBOR + 3.500%), 3.629%, 07/24/26•	13,822	13,727,326
(3 M ICE LIBOR + 3.750%), 4.500%, 07/24/26•	2,305	2,307,981
Camelot US Acquisition I Co. (1 M ICE LIBOR + 3.000%) 4.000%, 10/30/26•	10,471	10,493,806
Polaris Newco LLC (3 M ICE LIBOR + 4.000%) 4.500%, 06/02/28•	1,745	1,748,281
Project Boost Purchaser LLC (3 M ICE LIBOR + 3.500%) 4.000%, 06/01/26•	1,572	1,570,851
RealPage, Inc.
(1 M ICE LIBOR + 3.250%), 3.750%, 04/24/28•	14,075	14,026,582
(1 M ICE LIBOR + 6.500%), 7.250%, 04/23/29•	700	714,000
The Ultimate Software Group, Inc.
(1 M ICE LIBOR + 3.750%), 3.834%, 05/04/26•	1,730	1,732,156
(3 M ICE LIBOR + 6.750%), 7.500%, 05/03/27•	1,825	1,853,890
UKG, Inc. (3 M ICE LIBOR + 3.250%) 4.000%, 05/04/26•	57,422	57,498,427
		117,869,553
Telecommunications — 0.0%
Eagle Broadband Investments LLC (3 M ICE LIBOR + 3.000%) 3.750%, 11/12/27•	1,509	1,508,600
TOTAL LOAN AGREEMENTS (Cost $532,525,235)		537,723,918
Number of Shares
SHORT-TERM INVESTMENTS — 11.4%
BlackRock Liquidity FedFund - Institutional Shares (seven-day effective yield 0.030%)	18,132,624	18,132,624

Penn Series Funds, Inc.
Schedule of Investments — September 30, 2021 (Unaudited)
Flexibly Managed Fund
	Number of Shares	Value†
SHORT-TERM INVESTMENTS — (continued)
T. Rowe Price Government Reserve Investment Fund (seven-day effective yield 0.050%)	583,839,243	$583,839,243
TOTAL SHORT-TERM INVESTMENTS (Cost $601,971,867)		601,971,867
TOTAL INVESTMENTS — 102.5% (Cost $4,517,099,849)		$5,393,789,710
Other Assets & Liabilities — (2.5)%		(131,351,340)
TOTAL NET ASSETS — 100.0%		$5,262,438,370
Number of Contracts
WRITTEN OPTIONS — (1.5)%
Call Options
TOTAL WRITTEN OPTIONS
(See open written options schedule)
(Premiums $(52,078,266))	(75,763)	$(80,056,746)

†	See Security Valuation Note in the most recent semi-annual or annual report.
@	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. At September 30, 2021, the aggregate value of Rule 144A securities was $232,690,165, which represents 4.4% of the Fund’s net assets.
*	Non-income producing security.
(1)	The value of this security was determined using significant unobservable inputs.
#	Restricted Security. These investments are in securities not registered under the Securities Act of 1933, as amended, and have certain restrictions on resale which may limit their liquidity. At September 30, 2021, the aggregate value of restricted securities was $29,393,348 which represented 0.6% of the Fund's net assets. The Fund has various registration rights (exercisable under a variety of circumstances) with respect to these securities.
Investment	Date of Acquisition	Cost	Value
Aurora Innovation, Inc., Series B	3/1/2019	$3,276,056	$6,869,360
Waymo LLC, Series A-2	5/8/2020	21,086,236	22,523,988
Total		$24,362,292	$29,393,348
µ	Perpetual security with no stated maturity date.
•	Variable rate security. The rate disclosed is the rate in effect on the report date. The information in parenthesis represents the benchmark and reference rate for each relevant security and the rate floats based upon the reference rate and spread. The security may be further subject to interest rate floors and caps. For loan agreements, the rate shown may represent a weighted average interest rate. Certain variable rate securities are not based on a published reference rate and spread, but are determined by the issuer or agent and are based on current market conditions, or, for mortgage-backed securities, are impacted by the individual mortgages which are paying off over time. These securities do not indicate a reference rate and spread in their descriptions.
‡	Loan Agreements in which the Fund invests generally pay interest at rates which are periodically predetermined by reference to a base lending rate plus a premium. These base lending rates are generally (i) the Prime Rate offered by one or more major U.S. banks, (ii) the lending rate offered by one or more European banks such as the London Interbank Offered Rate (“LIBOR”) or (iii) the Certificate of Deposit rate. Rate shown represents the actual rate at September 30, 2021. Loan Agreements, while exempt from registration under the Security Act of 1933, as amended (the “1933 Act”), contain certain restrictions on resale and cannot be sold publicly. Floating rate Loan Agreements often require repayments from excess cash flow or permit the borrower to repay at its election. The degree to which borrowers repay, whether as a contractual requirement or at their election, cannot be predicted with accuracy. As a result, the actual remaining maturity may be substantially less than the stated maturity shown.
×	This loan will settle after September 30, 2021, at which time the interest rate, based on the LIBOR and the agreed upon spread on trade date, will be reflected.
CMT— Constant Maturity Treasury.
CONV— Convertible Security.
EURIBOR— Euro Interbank Offered Rate.
ICE— Intercontinental Exchange.
LIBOR— London Interbank Offered Rate.
LLC— Limited Liability Company.
LP— Limited Partnership.
M— Month.
N.V.— Naamloze Vennootschap.
PLC— Public Limited Company.
S.A.— Societe Anonyme.
UST— US Treasury.
Yr— Year.

Penn Series Funds, Inc.
Schedule of Investments — September 30, 2021 (Unaudited)
Flexibly Managed Fund
Open written options contracts held by the Fund at September 30, 2021 are as follows:
Open Written Options
Exchange Traded
Call Options
Description	# of Contracts	Notional	Exercise Price	Expiration Date	Value
Alphabet, Inc.	(50)	$8,800,000	$1,760	1/21/2022	$(4,530,000)
Alphabet, Inc.	(50)	8,900,000	1,780	1/21/2022	(4,523,000)
Alphabet, Inc.	(50)	9,000,000	1,800	1/21/2022	(4,340,000)
Alphabet, Inc.	(13)	2,574,000	1,980	6/17/2022	(1,016,210)
Alphabet, Inc.	(13)	2,600,000	2,000	6/17/2022	(934,700)
Alphabet, Inc.	(13)	2,730,000	2,100	6/17/2022	(825,630)
Alphabet, Inc.	(5)	1,275,000	2,550	6/17/2022	(156,200)
Alphabet, Inc.	(5)	1,300,000	2,600	6/17/2022	(141,500)
Alphabet, Inc.	(5)	1,325,000	2,650	6/17/2022	(138,500)
Alphabet, Inc.	(13)	2,548,000	1,960	9/16/2022	(1,021,150)
Alphabet, Inc.	(13)	2,574,000	1,980	9/16/2022	(997,750)
Alphabet, Inc.	(13)	2,600,000	2,000	9/16/2022	(976,950)
Alphabet, Inc.	(13)	2,730,000	2,100	9/16/2022	(872,300)
Alphabet, Inc.	(3)	735,000	2,450	9/16/2022	(126,450)
Alphabet, Inc.	(3)	750,000	2,500	9/16/2022	(117,480)
Alphabet, Inc.	(4)	1,020,000	2,550	9/16/2022	(144,600)
Alphabet, Inc.	(4)	1,040,000	2,600	9/16/2022	(143,800)
Alphabet, Inc.	(13)	4,160,000	3,200	1/20/2023	(218,634)
Alphabet, Inc.	(13)	4,290,000	3,300	1/20/2023	(167,050)
Alphabet, Inc.	(13)	4,420,000	3,400	1/20/2023	(152,100)
Alphabet, Inc.	(13)	4,550,000	3,500	1/20/2023	(128,180)
Amazon.com, Inc.	(23)	8,740,000	3,800	1/21/2022	(89,700)
Amazon.com, Inc.	(32)	12,480,000	3,900	1/21/2022	(88,800)
Amazon.com, Inc.	(46)	18,400,000	4,000	1/21/2022	(83,720)
Amazon.com, Inc.	(23)	9,430,000	4,100	1/21/2022	(31,740)
Amazon.com, Inc.	(23)	9,660,000	4,200	1/21/2022	(22,310)
Amazon.com, Inc.	(25)	10,750,000	4,300	1/21/2022	(19,025)
Amazon.com, Inc.	(7)	3,150,000	4,500	1/20/2023	(68,600)
Amazon.com, Inc.	(7)	3,220,000	4,600	1/20/2023	(62,601)
Amazon.com, Inc.	(7)	3,290,000	4,700	1/20/2023	(54,950)
Amazon.com, Inc.	(7)	3,360,000	4,800	1/20/2023	(45,535)
Amazon.com, Inc.	(7)	3,430,000	4,900	1/20/2023	(43,400)
Amazon.com, Inc.	(7)	3,500,000	5,000	1/20/2023	(39,620)
Amazon.com, Inc.	(7)	3,570,000	5,100	1/20/2023	(31,605)
Ameren Corp.	(236)	2,124,000	90	12/17/2021	(7,080)
Ameren Corp.	(236)	2,242,000	95	12/17/2021	(1,180)
American Electric Power Co., Inc.	(868)	7,812,000	90	1/21/2022	(52,080)
American Electric Power Co., Inc.	(1,061)	10,079,500	95	1/21/2022	(19,098)
American Electric Power Co., Inc.	(337)	3,285,750	98	1/21/2022	(1,685)
American Electric Power Co., Inc.	(337)	3,370,000	100	1/21/2022	(1,685)
American Tower Corp.	(69)	1,449,000	210	1/21/2022	(391,920)
American Tower Corp.	(69)	1,518,000	220	1/21/2022	(334,650)
American Tower Corp.	(92)	2,116,000	230	1/21/2022	(356,040)
American Tower Corp.	(22)	528,000	240	1/21/2022	(66,660)
American Tower Corp.	(21)	525,000	250	1/21/2022	(46,410)
Bank of America Corp.	(7,167)	21,501,000	30	1/21/2022	(9,245,430)
Bank of America Corp.	(1,398)	4,473,600	32	1/21/2022	(1,502,850)
Bank of America Corp.	(2,797)	9,789,500	35	1/21/2022	(2,301,931)
Bank of America Corp.	(2,073)	7,670,100	37	1/21/2022	(1,337,085)
Bank of America Corp.	(568)	2,272,000	40	1/21/2022	(241,400)
Bank of America Corp.	(567)	2,551,500	45	1/21/2022	(87,318)
Bank of America Corp.	(4,693)	21,118,500	45	1/20/2023	(1,924,130)
Bank of America Corp.	(4,269)	21,345,000	50	1/20/2023	(1,003,215)

Penn Series Funds, Inc.
Schedule of Investments — September 30, 2021 (Unaudited)
Flexibly Managed Fund
Call Options
Description	# of Contracts	Notional	Exercise Price	Expiration Date	Value
Cisco Systems, Inc.	(1,073)	$4,828,500	$45	1/21/2022	$(1,046,175)
Cisco Systems, Inc.	(1,075)	5,106,250	48	1/21/2022	(827,750)
Cisco Systems, Inc.	(1,074)	5,370,000	50	1/21/2022	(601,440)
CME Group, Inc.	(207)	4,554,000	220	1/21/2022	(22,770)
CME Group, Inc.	(207)	4,761,000	230	1/21/2022	(10,350)
Danaher Corp.	(433)	10,825,000	250	1/21/2022	(2,747,385)
Danaher Corp.	(43)	1,161,000	270	1/21/2022	(175,440)
Danaher Corp.	(110)	3,080,000	280	1/21/2022	(369,600)
Danaher Corp.	(67)	1,943,000	290	1/21/2022	(173,530)
Danaher Corp.	(476)	14,280,000	300	1/21/2022	(999,600)
Exelon Corp.	(222)	888,000	40	1/21/2022	(202,020)
Exelon Corp.	(222)	954,600	43	1/21/2022	(130,980)
Exelon Corp.	(222)	999,000	45	1/21/2022	(99,900)
Exelon Corp.	(1,373)	6,453,100	47	1/21/2022	(425,630)
Exelon Corp.	(337)	1,685,000	50	1/21/2022	(50,550)
Facebook, Inc.	(122)	4,148,000	340	1/21/2022	(286,700)
Facebook, Inc.	(122)	4,209,000	345	1/21/2022	(253,760)
Facebook, Inc.	(60)	2,280,000	380	1/21/2022	(51,240)
Facebook, Inc.	(916)	36,640,000	400	1/21/2022	(412,200)
Facebook, Inc.	(67)	2,311,500	345	9/16/2022	(282,405)
Facebook, Inc.	(67)	2,412,000	360	9/16/2022	(227,800)
Fiserv, Inc.	(134)	1,742,000	130	1/21/2022	(13,266)
Fiserv, Inc.	(134)	1,809,000	135	1/21/2022	(6,566)
FleetCor Technologies, Inc.	(50)	1,500,000	300	1/21/2022	(12,250)
FleetCor Technologies, Inc.	(33)	1,023,000	310	1/21/2022	(1,980)
General Electric Co.	(3,448)	4,137,600	12	1/21/2022	(586,160)
General Electric Co.	(10,359)	15,538,500	15	1/21/2022	(290,052)
Global Payments, Inc.	(101)	2,323,000	230	1/21/2022	(2,525)
Global Payments, Inc.	(101)	2,424,000	240	1/21/2022	(22,725)
Hilton Worldwide Holdings, Inc.	(179)	2,237,500	125	1/21/2022	(272,975)
Hilton Worldwide Holdings, Inc.	(316)	4,108,000	130	1/21/2022	(363,400)
Hilton Worldwide Holdings, Inc.	(543)	7,330,500	135	1/21/2022	(434,400)
Hilton Worldwide Holdings, Inc.	(406)	5,684,000	140	1/21/2022	(236,292)
Intercontinental Exchange, Inc.	(168)	2,100,000	125	1/21/2022	(27,720)
Intercontinental Exchange, Inc.	(341)	4,433,000	130	1/21/2022	(18,755)
Intercontinental Exchange, Inc.	(173)	2,335,500	135	1/21/2022	(4,325)
Keurig Dr Pepper, Inc.	(1,028)	3,289,600	32	12/17/2021	(277,560)
Lockheed Martin Corp.	(96)	3,264,000	340	1/21/2022	(194,208)
Lockheed Martin Corp.	(96)	3,456,000	360	1/21/2022	(89,856)
Lockheed Martin Corp.	(96)	3,600,000	375	1/21/2022	(54,720)
Marriott International, Inc.	(276)	4,002,000	145	1/21/2022	(327,060)
Marriott International, Inc.	(276)	4,140,000	150	1/21/2022	(264,960)
Marriott International, Inc.	(134)	2,077,000	155	1/21/2022	(101,170)
Marriott International, Inc.	(134)	2,144,000	160	1/21/2022	(77,720)
Marriott International, Inc.	(102)	1,683,000	165	1/21/2022	(42,738)
Marriott International, Inc.	(102)	1,734,000	170	1/21/2022	(32,640)
Marsh & McLennan Cos., Inc.	(269)	4,035,000	150	10/15/2021	(111,635)
Marsh & McLennan Cos., Inc.	(269)	4,169,500	155	10/15/2021	(35,508)
McDonald's Corp.	(154)	3,234,000	210	1/21/2022	(523,292)
McDonald's Corp.	(155)	3,410,000	220	1/21/2022	(392,150)
McDonald's Corp.	(154)	3,542,000	230	1/21/2022	(269,808)
McDonald's Corp.	(152)	3,952,000	260	1/20/2023	(183,920)
McDonald's Corp.	(152)	4,104,000	270	1/20/2023	(140,600)
Medtronic PLC	(139)	1,598,500	115	1/21/2022	(200,160)
Medtronic PLC	(139)	1,737,500	125	1/21/2022	(102,860)
Medtronic PLC	(140)	1,820,000	130	1/21/2022	(59,500)
Microsoft Corp.	(228)	5,700,000	250	1/21/2022	(884,640)

Penn Series Funds, Inc.
Schedule of Investments — September 30, 2021 (Unaudited)
Flexibly Managed Fund
Call Options
Description	# of Contracts	Notional	Exercise Price	Expiration Date	Value
Microsoft Corp.	(228)	$5,814,000	$255	1/21/2022	$(825,360)
Microsoft Corp.	(228)	5,928,000	260	1/21/2022	(722,760)
Microsoft Corp.	(175)	4,637,500	265	1/21/2022	(479,675)
Microsoft Corp.	(275)	7,425,000	270	1/21/2022	(653,125)
Microsoft Corp.	(275)	7,562,500	275	1/21/2022	(573,650)
Microsoft Corp.	(796)	22,288,000	280	1/21/2022	(1,404,940)
Microsoft Corp.	(689)	20,670,000	300	1/20/2023	(1,887,860)
Microsoft Corp.	(237)	7,584,000	320	1/20/2023	(468,075)
Microsoft Corp.	(460)	15,180,000	330	1/20/2023	(782,000)
Microsoft Corp.	(699)	23,766,000	340	1/20/2023	(968,115)
Microsoft Corp.	(940)	32,900,000	350	1/20/2023	(1,118,600)
Microsoft Corp.	(240)	8,520,000	355	1/20/2023	(264,240)
Microsoft Corp.	(479)	17,244,000	360	1/20/2023	(488,580)
Mondelez International, Inc.	(285)	1,638,750	58	1/21/2022	(87,495)
Mondelez International, Inc.	(285)	1,710,000	60	1/21/2022	(46,170)
Mondelez International, Inc.	(285)	1,781,250	63	1/21/2022	(25,365)
Northrop Grumman Corp.	(110)	3,300,000	300	1/21/2022	(717,200)
Northrop Grumman Corp.	(110)	3,465,000	315	1/21/2022	(536,800)
Northrop Grumman Corp.	(111)	3,607,500	325	1/21/2022	(455,100)
NXP Semiconductors N.V.	(172)	3,354,000	195	1/21/2022	(247,680)
NXP Semiconductors N.V.	(172)	3,440,000	200	1/21/2022	(204,680)
NXP Semiconductors N.V.	(172)	3,612,000	210	1/21/2022	(156,520)
PepsiCo, Inc.	(290)	4,060,000	140	1/21/2022	(381,350)
PepsiCo, Inc.	(292)	4,234,000	145	1/21/2022	(264,260)
PepsiCo, Inc.	(292)	4,526,000	155	1/21/2022	(115,340)
Roper Technologies, Inc.	(33)	1,617,000	490	11/19/2021	(3,960)
Roper Technologies, Inc.	(33)	1,650,000	500	11/19/2021	(2,607)
Ross Stores, Inc.	(68)	884,000	130	1/21/2022	(7,752)
Ross Stores, Inc.	(101)	1,363,500	135	1/21/2022	(7,070)
Ross Stores, Inc.	(33)	462,000	140	1/21/2022	(990)
Teledyne Technologies, Inc.	(33)	1,551,000	470	12/17/2021	(16,170)
Teledyne Technologies, Inc.	(33)	1,584,000	480	12/17/2021	(11,880)
The Coca-Cola Co.	(980)	4,900,000	50	1/21/2022	(364,560)
The Coca-Cola Co.	(980)	5,145,000	53	1/21/2022	(208,740)
The Coca-Cola Co.	(981)	5,395,500	55	1/21/2022	(93,195)
The PNC Financial Services Group, Inc.	(138)	2,415,000	175	1/21/2022	(335,340)
The PNC Financial Services Group, Inc.	(283)	5,094,000	180	1/21/2022	(582,980)
The PNC Financial Services Group, Inc.	(283)	5,235,500	185	1/21/2022	(486,760)
The PNC Financial Services Group, Inc.	(145)	2,755,000	190	1/21/2022	(204,450)
The PNC Financial Services Group, Inc.	(251)	5,522,000	220	1/20/2023	(328,810)
The PNC Financial Services Group, Inc.	(251)	5,773,000	230	1/20/2023	(276,100)
Thermo Fisher Scientific, Inc.	(76)	4,256,000	560	1/21/2022	(311,600)
Thermo Fisher Scientific, Inc.	(158)	9,164,000	580	1/21/2022	(504,020)
Thermo Fisher Scientific, Inc.	(82)	4,920,000	600	1/21/2022	(203,770)
UnitedHealth Group, Inc.	(69)	2,760,000	400	1/21/2022	(133,860)
UnitedHealth Group, Inc.	(69)	2,829,000	410	1/21/2022	(98,670)
UnitedHealth Group, Inc.	(69)	2,898,000	420	1/21/2022	(78,315)
UnitedHealth Group, Inc.	(33)	1,518,000	460	1/21/2022	(8,976)
UnitedHealth Group, Inc.	(33)	1,551,000	470	1/21/2022	(3,597)
Visa, Inc.	(202)	4,444,000	220	1/21/2022	(292,900)
Visa, Inc.	(729)	16,402,500	225	1/21/2022	(794,610)
Visa, Inc.	(728)	16,744,000	230	1/21/2022	(626,080)
Visa, Inc.	(235)	5,522,500	235	1/21/2022	(157,450)
Visa, Inc.	(137)	3,288,000	240	1/21/2022	(69,870)
Visa, Inc.	(322)	7,889,000	245	1/21/2022	(125,580)
Visa, Inc.	(900)	22,500,000	250	1/21/2022	(256,500)
Visa, Inc.	(363)	9,256,500	255	1/21/2022	(83,127)

Penn Series Funds, Inc.
Schedule of Investments — September 30, 2021 (Unaudited)
Flexibly Managed Fund
Call Options
Description	# of Contracts	Notional	Exercise Price	Expiration Date	Value
Visa, Inc.	(209)	$5,434,000	$260	1/21/2022	$(35,530)
Visa, Inc.	(67)	1,775,500	265	1/21/2022	(8,509)
Visa, Inc.	(142)	3,834,000	270	1/21/2022	(12,780)
Waste Management, Inc.	(141)	1,621,500	115	1/21/2022	(490,680)
Waste Management, Inc.	(141)	1,692,000	120	1/21/2022	(442,740)
Waste Management, Inc.	(141)	1,833,000	130	1/21/2022	(291,870)
Yum! Brands, Inc.	(76)	798,000	105	1/21/2022	(137,560)
Yum! Brands, Inc.	(76)	836,000	110	1/21/2022	(105,640)
Yum! Brands, Inc.	(671)	8,052,000	120	1/21/2022	(530,090)
Yum! Brands, Inc.	(276)	3,450,000	125	1/21/2022	(113,160)
Total Written Options					$(80,056,746)